NOTE 4. NOTE PAYABLE, NET - Net Note Payable Balance (Details) - Block 40 L L C 2024 [Member]	Dec. 31, 2024 USD ($)
Note payable	$ 84,000,000
Accumulated Amortization of Debt Issuance Costs, Line of Credit Arrangements	2,629,006
Notes Payable, Noncurrent	$ 84,000,000